TRACKING STOCKS (UNAUDITED)	6 Months Ended
Jun. 30, 2014
TRACKING STOCKS (UNAUDITED)
TRACKING STOCKS (UNAUDITED)

3. TRACKING STOCKS (UNAUDITED)

        To date, we have entered into five brand contracts, created a tracking unit related to each of these brand contracts, which we refer to generally as "tracking stock brands," and created a tracking stock related to such tracking stock brands, with each of:

Contract Party	Effective Date of Brand Contract	Tracking Unit Related to the Brand Contract	Tracking Stock Related to the Tracking Stock Brand
Mohamed Sanu	May 14, 2014	Mohamed Sanu Brand	Fantex Series Mohamed Sanu
Alshon Jeffery	September 18, 2014	Alshon Jeffery Brand	Fantex Series Alshon Jeffery
EJ Manuel	February 14, 2014	EJ Manuel Brand	Fantex Series EJ Manuel*
Vernon Davis	October 30, 2013	Vernon Davis Brand	Fantex Series Vernon Davis*
Arian Foster	February 28, 2013	Arian Foster Brand	Fantex Series Arian Foster
*
The initial public offerings for Fantex Series Vernon Davis and Fantex Series EJ Manuel were completed on April 28, 2014 and July 21, 2014, respectively.

        A tracking stock is a type of common stock that the issuing company intends to reflect or "track" the economic performance of a particular business or "group", and in the Company's circumstance, the economic performance of the related brand contract, rather than the economic performance of the company as a whole. While the tracking stocks have separate collections of assets and liabilities attributed to them, no brand contract is a separate legal entity and therefore cannot own assets, issue securities or enter into legally binding agreements.

        Holders of tracking stocks have no direct claim to the attributed net assets of the tracking stock and are not represented by separate boards of directors. Instead, holders of tracking stock are stockholders of Fantex, with a single board of directors and subject to all of the risks and liabilities of the parent corporation stocks.